Summary of Stock Option Activity and Related Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Number of Options Shares
Outstanding at beginning period	1,697
Options forfeited	0
Options exercised	(287)
Outstanding at ending period	1,410
Options vested and expected to vest after ending period	1,410
Options exercisable at ending period	1,410
Weighted Average Exercise Price
Outstanding at beginning period	$ 1.47
Options forfeited	$ 0
Options exercised	$ 1.47
Outstanding at ending period	$ 1.47
Options vested and expected to vest after ending period	$ 1.47
Options exercisable at ending period	$ 1.47
Weighted Average Remaining Contractual Life
Outstanding at ending period	2 years 1 month 21 days
Options vested and expected to vest after ending period	2 years 1 month 21 days
Options exercisable at ending period	2 years 1 month 21 days